Derivative Instruments - Location and Fair Value Amounts of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Accounts Receivable	$ 284	$ 225
Current portion of derivative assets	12,398	4,318
Derivative assets	2,913	877
Accrued liabilities	(9,259)	(10,406)
Current portion of derivative liabilities	(47,748)	(46,396)
Derivative liabilities	(213,731)	(244,998)
Foreign currency contracts - cash flow hedges [Member]
Derivatives, Fair Value [Line Items]
Accounts Receivable
Current portion of derivative assets	1	549
Derivative assets
Accrued liabilities
Current portion of derivative liabilities		(448)
Derivative liabilities		(145)
Foreign currency contracts - cash flow hedges [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Accounts Receivable
Current portion of derivative assets	2,159	2,192
Derivative assets		2
Accrued liabilities
Current portion of derivative liabilities	(7)	(2,532)
Derivative liabilities		(696)
Cross currency swap Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Accounts Receivable	284	225
Current portion of derivative assets	10,238	1,577
Derivative assets	2,913	875
Accrued liabilities
Current portion of derivative liabilities
Derivative liabilities
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Accounts Receivable
Current portion of derivative assets
Derivative assets
Accrued liabilities	(9,259)	(10,406)
Current portion of derivative liabilities	(47,741)	(43,416)
Derivative liabilities	$ (213,731)	$ (244,157)